Note 2 - Cash, Investments, and Restricted Cash (Details) (USD $)	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended				3 Months Ended					6 Months Ended
	Feb. 28, 2011	Dec. 31, 2011	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Equity Shares [Member]	Jun. 30, 2013 Non-Current Investments Held Having Net Gain Position [Member]	Dec. 31, 2012 Non-Current Investments Held Having Net Gain Position [Member]	Jun. 30, 2013 Non-Current Investments Held Having Net Loss Position [Member]	Dec. 31, 2012 Non-Current Investments Held Having Net Loss Position [Member]	Jun. 30, 2013 Aurizon Mines Ltd [Member]
Note 2 - Cash, Investments, and Restricted Cash (Details) [Line Items]
Long-term Investments		$ 3,923,000	$ 8,766,000	$ 9,614,000	$ 3,923,000
Tax Basis of Investments, Cost for Income Tax Purposes		3,500,000	12,700,000	8,100,000	3,500,000
Other than Temporary Impairment Losses, Investments		100,000		1,171,000	140,000	739,000		1,200,000
Payments to Acquire Investments			5,738,000	5,823,000									300,000
Cost Basis Of Short Term Investments	800,000
Proceeds from Sale of Short-term Investments	1,400,000
Gain (Loss) on Sale of Investments	600,000
Accumulated Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax		835,000		2,059,000	835,000	1,462,000	744,000		3,900,000	1,600,000	53,000	137,000,000
Restricted Investments		900,000	5,300,000	900,000	900,000
Cost Method Investments			1,600,000
Proceeds from Sale of Long-term Investments			1,800,000
Equity Method Investment, Ownership Percentage			29.40%
Equity Method Investments			$ 800,000